Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Parenthetical) (Detail) - CMA CGM [Member] - $ / d		12 Months Ended
	Aug. 01, 2016	Dec. 31, 2016
Kumasi [Member]
Nature Of Operations [Line Items]
Daily Charter Rate	13,000	13,000
Marie Delmas [Member]
Nature Of Operations [Line Items]
Daily Charter Rate	13,000	13,000
Kumasi and Marie Delmas [Member]
Nature Of Operations [Line Items]
Daily charter rate for option periods		9,800